Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 832,000
Total Fee Amount	114.9
Total Offset Amount	0
Net Fee	$ 114.9
Offset Table N/A	N/A